Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Note 9:	Income Taxes

The provision for income taxes includes these components:

	2012	2011
	(In thousands)

Taxes currently payable	$435	$898
Deferred income taxes	111	(44)

Income tax expense	$546	$854

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2012	2011
	(In thousands)

Computed at the statutory rate (34%)	$1,001	$1,341
(Decrease) increase resulting from
Tax exempt interest	(231)	(356)
Earnings on bank-owned life insurance - net	(156)	(187)
Other	(68)	56

Actual tax expense	$546	$854

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2012	2011
	(In thousands)

Deferred tax assets
Allowance for loan losses	$371	$497
Stock based compensation	333	292
Allowance for losses on foreclosed real estate	101	182
Deferred compensation	655	668
Employee benefit expense	553	459
Intangible assets	54	66
Non-accrual loan interest	58	––
Alternative minimum taxes	79	186

Total deferred tax assets	2,204	2,350

Deferred tax liabilities
Depreciation	(277)	(280)
Deferred loan costs, net	(234)	(249)
Accretion	(8)	(20)
FHLB stock dividends	(583)	(583)
Mortgage servicing rights	(38)	(57)
Unrealized gains on securities available for sale	(177)	(252)

Total deferred tax liabilities	(1,317)	(1,441)

Net deferred tax asset	$887	$909